Quarterly Holdings Report
for
Fidelity® Large Cap Core Enhanced Index Fund
May 31, 2022
CEI-NPRT3-0722
1.850082.115
Common Stocks - 93.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	329,002	16,874,513
Entertainment - 0.6%
Activision Blizzard, Inc.	12,177	948,345
Electronic Arts, Inc.	47,804	6,628,025
Playtika Holding Corp. (a)	102,689	1,520,824
The Walt Disney Co. (a)	10,229	1,129,691
		10,226,885
Interactive Media & Services - 5.2%
Alphabet, Inc.:
Class A (a)	12,974	29,518,964
Class C (a)	12,066	27,519,891
Meta Platforms, Inc. Class A (a)	139,144	26,943,844
		83,982,699
Media - 0.5%
Altice U.S.A., Inc. Class A (a)	57,062	649,366
Charter Communications, Inc. Class A (a)	295	149,544
Comcast Corp. Class A	146,174	6,472,585
		7,271,495
TOTAL COMMUNICATION SERVICES		118,355,592
CONSUMER DISCRETIONARY - 9.3%
Automobiles - 1.6%
Ford Motor Co.	190,852	2,610,855
Harley-Davidson, Inc.	5,591	196,691
Tesla, Inc. (a)	29,859	22,640,885
Thor Industries, Inc. (b)	14,504	1,101,869
		26,550,300
Distributors - 0.3%
Genuine Parts Co.	36,973	5,055,318
Diversified Consumer Services - 0.1%
Service Corp. International	22,179	1,553,195
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (a)	457	1,025,307
Chipotle Mexican Grill, Inc. (a)	1,332	1,868,197
Expedia, Inc. (a)	16,682	2,157,483
International Game Technology PLC (b)	155,610	3,333,166
McDonald's Corp.	50,941	12,847,830
Six Flags Entertainment Corp. (a)	9,050	265,618
Starbucks Corp.	63,710	5,001,235
Texas Roadhouse, Inc. Class A	2,081	162,256
Travel+Leisure Co.	21,957	1,122,222
Wendy's Co. (b)	175,658	3,274,265
Yum! Brands, Inc.	12,199	1,481,813
		32,539,392
Household Durables - 0.1%
Lennar Corp. Class A	8,559	686,860
Toll Brothers, Inc.	7,321	369,491
		1,056,351
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (a)	16,081	38,661,779
eBay, Inc.	137,148	6,674,993
Qurate Retail, Inc. Series A	25,457	91,900
		45,428,672
Leisure Products - 0.1%
Brunswick Corp.	32,378	2,435,797
Multiline Retail - 0.1%
Dillard's, Inc. Class A (b)	4,459	1,344,299
Dollar General Corp.	422	92,983
Macy's, Inc.	27,121	641,412
		2,078,694
Specialty Retail - 2.0%
AutoNation, Inc. (a)	14,993	1,792,563
Bath & Body Works, Inc.	20,399	836,767
Dick's Sporting Goods, Inc. (b)	19,177	1,557,748
Foot Locker, Inc.	15,551	512,872
Lithia Motors, Inc. Class A (sub. vtg.)	20,774	6,325,060
The Home Depot, Inc.	45,325	13,722,144
Ulta Beauty, Inc. (a)	16,625	7,034,038
		31,781,192
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. (a)	48,499	2,704,304
NIKE, Inc. Class B	689	81,888
		2,786,192
TOTAL CONSUMER DISCRETIONARY		151,265,103
CONSUMER STAPLES - 5.7%
Beverages - 1.4%
Coca-Cola Bottling Co. Consolidated	334	188,700
Monster Beverage Corp. (a)	56,852	5,066,650
PepsiCo, Inc.	22,870	3,836,443
The Coca-Cola Co.	208,737	13,229,751
		22,321,544
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	28,677	13,369,791
Kroger Co.	12,039	637,706
Sprouts Farmers Market LLC (a)	33,922	918,947
Walmart, Inc.	110,030	14,153,159
		29,079,603
Food Products - 0.9%
Archer Daniels Midland Co.	36,957	3,356,435
General Mills, Inc.	2,901	202,635
The Kraft Heinz Co.	191,031	7,226,703
Tyson Foods, Inc. Class A	43,767	3,921,961
		14,707,734
Household Products - 1.4%
Colgate-Palmolive Co.	78,337	6,173,739
Procter & Gamble Co.	112,701	16,666,224
		22,839,963
Tobacco - 0.2%
Altria Group, Inc.	48,774	2,638,186
Philip Morris International, Inc.	5,495	583,844
		3,222,030
TOTAL CONSUMER STAPLES		92,170,874
ENERGY - 5.9%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	15,237	548,227
Championx Corp.	30,253	703,987
Halliburton Co.	66,569	2,696,045
NOV, Inc.	14,847	296,940
Patterson-UTI Energy, Inc.	9,170	174,964
Schlumberger Ltd.	143,137	6,578,577
		10,998,740
Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp. (a)	2,490	106,771
APA Corp.	18,838	885,574
Chevron Corp.	91,951	16,060,162
ConocoPhillips Co.	77,638	8,723,406
Coterra Energy, Inc.	15,437	529,952
Devon Energy Corp.	6,830	511,567
EOG Resources, Inc.	61,095	8,367,571
Exxon Mobil Corp.	250,429	24,041,184
Marathon Oil Corp.	114,147	3,587,640
Marathon Petroleum Corp.	75,899	7,725,759
Murphy Oil Corp.	22,336	947,493
Occidental Petroleum Corp.	60,262	4,176,759
Occidental Petroleum Corp. warrants 8/3/27 (a)	9,120	431,832
Phillips 66 Co.	31,101	3,135,292
Pioneer Natural Resources Co.	198	55,032
SM Energy Co.	1,944	93,837
Targa Resources Corp.	48,011	3,457,752
Valero Energy Corp.	10,162	1,316,995
		84,154,578
TOTAL ENERGY		95,153,318
FINANCIALS - 10.5%
Banks - 3.4%
Bank of America Corp.	420,334	15,636,425
Citizens Financial Group, Inc.	16,950	701,391
Fifth Third Bancorp	132,461	5,222,937
First Republic Bank	32,824	5,088,705
JPMorgan Chase & Co.	155,878	20,611,748
Wells Fargo & Co.	176,164	8,063,026
Wintrust Financial Corp.	6,600	576,774
		55,901,006
Capital Markets - 2.5%
BlackRock, Inc. Class A	18,049	12,076,225
Charles Schwab Corp.	7,085	496,659
Goldman Sachs Group, Inc.	33,088	10,814,813
Jefferies Financial Group, Inc. (b)	86,685	2,862,339
Morgan Stanley	99,433	8,565,159
Raymond James Financial, Inc.	41,367	4,074,236
Stifel Financial Corp.	26,542	1,703,200
		40,592,631
Consumer Finance - 0.8%
Capital One Financial Corp.	55,202	7,058,128
Discover Financial Services	35,328	4,009,375
Synchrony Financial	37,179	1,377,110
		12,444,613
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	102,947	32,529,193
Insurance - 1.7%
Aon PLC	21,058	5,805,059
Arthur J. Gallagher & Co.	26,796	4,339,344
Brown & Brown, Inc.	30,853	1,831,743
Loews Corp.	19,024	1,245,882
Marsh & McLennan Companies, Inc.	1,498	239,605
Selective Insurance Group, Inc.	24,571	1,948,480
The Travelers Companies, Inc.	26,471	4,739,368
W.R. Berkley Corp.	96,320	6,851,242
		27,000,723
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc.	19,467	465,067
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	125,068	1,742,197
TFS Financial Corp.	31,848	478,357
		2,220,554
TOTAL FINANCIALS		171,153,787
HEALTH CARE - 13.7%
Biotechnology - 2.7%
AbbVie, Inc.	24,548	3,617,639
Amgen, Inc.	29,599	7,599,247
Biogen, Inc. (a)	28,419	5,683,800
Gilead Sciences, Inc.	178,225	11,557,891
Incyte Corp. (a)	16,919	1,283,983
Moderna, Inc. (a)	3,552	516,212
Regeneron Pharmaceuticals, Inc. (a)	7,800	5,184,972
United Therapeutics Corp. (a)	31,486	7,252,485
Vertex Pharmaceuticals, Inc. (a)	2,483	667,058
		43,363,287
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	112,417	13,204,501
Abiomed, Inc. (a)	305	80,429
Edwards Lifesciences Corp. (a)	43,151	4,351,778
Embecta Corp. (a)	37,695	934,082
Hologic, Inc. (a)	34,285	2,580,632
IDEXX Laboratories, Inc. (a)	1,635	640,299
Intuitive Surgical, Inc. (a)	1,277	290,696
Masimo Corp. (a)	3,391	476,198
Medtronic PLC	19,844	1,987,377
QuidelOrtho Corp. (a)	13,434	1,276,633
Teleflex, Inc.	4,074	1,172,253
Zimvie, Inc. (a)	105	2,286
		26,997,164
Health Care Providers & Services - 3.3%
Anthem, Inc.	21,700	11,058,537
CVS Health Corp.	129,161	12,496,327
Humana, Inc.	636	288,890
Laboratory Corp. of America Holdings	30,893	7,621,921
Molina Healthcare, Inc. (a)	3,787	1,099,063
UnitedHealth Group, Inc.	42,905	21,314,346
		53,879,084
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	22,747	3,872,904
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	60,016	7,655,641
Bio-Rad Laboratories, Inc. Class A (a)	272	146,279
Danaher Corp.	9,232	2,435,586
IQVIA Holdings, Inc. (a)	8,496	1,828,764
Medpace Holdings, Inc. (a)	5,241	750,721
Mettler-Toledo International, Inc. (a)	429	551,745
Thermo Fisher Scientific, Inc.	14,697	8,341,576
		21,710,312
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	123,807	9,341,238
Eli Lilly & Co.	17,334	5,433,169
Johnson & Johnson	152,304	27,343,137
Merck & Co., Inc.	134,813	12,406,840
Pfizer, Inc.	326,455	17,315,173
		71,839,557
TOTAL HEALTH CARE		221,662,308
INDUSTRIALS - 7.3%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.	4,376	621,304
General Dynamics Corp.	5,562	1,250,949
Lockheed Martin Corp.	27,086	11,920,819
Moog, Inc. Class A	24,516	1,995,357
Northrop Grumman Corp.	3,950	1,848,482
Textron, Inc.	121,859	7,956,174
		25,593,085
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	21,821	3,976,877
Airlines - 0.4%
Alaska Air Group, Inc. (a)	45,724	2,206,640
Southwest Airlines Co. (a)	74,754	3,428,218
		5,634,858
Building Products - 0.1%
Owens Corning	10,964	1,047,939
Commercial Services & Supplies - 0.4%
Cintas Corp.	127	50,588
Republic Services, Inc.	53,572	7,170,076
		7,220,664
Construction & Engineering - 0.1%
EMCOR Group, Inc.	18,898	1,996,196
Electrical Equipment - 0.7%
Atkore, Inc. (a)	40,775	4,441,213
Emerson Electric Co.	68,553	6,077,909
		10,519,122
Industrial Conglomerates - 0.7%
3M Co.	52,416	7,825,185
Honeywell International, Inc.	19,413	3,758,745
		11,583,930
Machinery - 0.6%
AGCO Corp.	22,065	2,827,188
Allison Transmission Holdings, Inc.	17,663	706,697
Caterpillar, Inc.	16,214	3,499,792
Cummins, Inc.	3,452	721,882
Deere & Co.	4,732	1,693,015
		9,448,574
Marine - 0.1%
Matson, Inc.	14,785	1,328,876
Professional Services - 0.7%
CoStar Group, Inc. (a)	90,093	5,490,267
Korn Ferry	38,546	2,369,037
Leidos Holdings, Inc.	10,825	1,131,213
Manpower, Inc.	7,119	637,934
Robert Half International, Inc.	9,004	811,711
TriNet Group, Inc. (a)	6,727	528,339
		10,968,501
Road & Rail - 1.3%
CSX Corp.	200,861	6,385,371
Norfolk Southern Corp.	21,233	5,088,701
Union Pacific Corp.	33,152	7,286,147
XPO Logistics, Inc. (a)	46,718	2,496,610
		21,256,829
Trading Companies & Distributors - 0.4%
Boise Cascade Co. (b)	35,941	2,778,958
Univar Solutions, Inc. (a)	6,248	191,939
W.W. Grainger, Inc.	8,377	4,080,185
		7,051,082
TOTAL INDUSTRIALS		117,626,533
INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 1.0%
Ciena Corp. (a)	63,685	3,236,472
Cisco Systems, Inc.	293,889	13,239,699
		16,476,171
Electronic Equipment & Components - 1.2%
CDW Corp.	43,408	7,373,283
Corning, Inc.	42,659	1,528,045
Keysight Technologies, Inc. (a)	23,873	3,475,909
National Instruments Corp.	68,742	2,427,967
Vontier Corp.	174,805	4,688,270
		19,493,474
IT Services - 3.8%
Accenture PLC Class A	3,027	903,438
Amdocs Ltd.	60,401	5,248,243
Automatic Data Processing, Inc.	29,891	6,663,900
Bread Financial Holdings, Inc.	82,209	4,529,716
Fidelity National Information Services, Inc.	18,682	1,952,269
FleetCor Technologies, Inc. (a)	29,172	7,258,285
Gartner, Inc. (a)	10,868	2,851,763
GoDaddy, Inc. (a)	15,426	1,157,721
MasterCard, Inc. Class A	36,382	13,020,026
Paychex, Inc.	18,201	2,253,830
PayPal Holdings, Inc. (a)	24,669	2,102,045
SS&C Technologies Holdings, Inc.	32,371	2,071,420
VeriSign, Inc. (a)	7,278	1,270,375
Visa, Inc. Class A	44,584	9,459,387
Wix.com Ltd. (a)	8,015	505,025
		61,247,443
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (a)	60,718	6,184,735
Applied Materials, Inc.	36,095	4,233,583
Broadcom, Inc.	27,635	16,031,893
Intel Corp.	349,112	15,507,555
Kulicke & Soffa Industries, Inc. (b)	45,163	2,446,480
Lam Research Corp.	3,377	1,756,141
Lattice Semiconductor Corp. (a)	7,341	381,879
Micron Technology, Inc.	16,014	1,182,474
NVIDIA Corp.	88,450	16,515,384
NXP Semiconductors NV	1,947	369,463
Qualcomm, Inc.	103,672	14,847,904
Skyworks Solutions, Inc.	1,619	176,261
Texas Instruments, Inc.	2,820	498,463
		80,132,215
Software - 9.0%
Adobe, Inc. (a)	32,972	13,732,179
Box, Inc. Class A (a)	128,155	3,346,127
Cadence Design Systems, Inc. (a)	30,732	4,724,430
Datadog, Inc. Class A (a)	6,659	635,202
Dropbox, Inc. Class A (a)	359,044	7,482,477
Fortinet, Inc. (a)	4,249	1,249,801
HubSpot, Inc. (a)	675	227,941
Microsoft Corp.	315,424	85,754,323
Oracle Corp.	104,480	7,514,202
Palo Alto Networks, Inc. (a)	1,495	751,656
RingCentral, Inc. (a)	2,533	159,934
Salesforce.com, Inc. (a)	17,485	2,801,796
ServiceNow, Inc. (a)	12,126	5,668,541
Splunk, Inc. (a)	9,193	942,834
Synopsys, Inc. (a)	32,674	10,429,541
Workday, Inc. Class A (a)	3,478	543,611
		145,964,595
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	626,508	93,249,444
Dell Technologies, Inc.	21,924	1,094,885
NetApp, Inc.	10,237	736,552
Pure Storage, Inc. Class A (a)	31,959	758,387
		95,839,268
TOTAL INFORMATION TECHNOLOGY		419,153,166
MATERIALS - 2.6%
Chemicals - 1.7%
CF Industries Holdings, Inc.	66,652	6,583,218
Dow, Inc.	39,458	2,682,355
Eastman Chemical Co.	1,016	111,923
LyondellBasell Industries NV Class A	15,089	1,723,918
Olin Corp.	125,581	8,261,974
The Chemours Co. LLC	41,717	1,797,586
Westlake Corp.	49,084	6,484,487
		27,645,461
Containers & Packaging - 0.4%
WestRock Co.	134,073	6,501,200
Metals & Mining - 0.5%
Alcoa Corp.	55,241	3,409,475
Nucor Corp.	38,980	5,163,291
		8,572,766
TOTAL MATERIALS		42,719,427
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Homes 4 Rent Class A	51,532	1,904,623
American Tower Corp.	24,192	6,196,297
AvalonBay Communities, Inc.	1,116	232,083
Camden Property Trust (SBI)	8,077	1,158,969
Crown Castle International Corp.	34,912	6,621,061
Douglas Emmett, Inc.	52,906	1,495,653
Extra Space Storage, Inc.	22,397	3,991,145
National Storage Affiliates Trust	11,385	597,143
Public Storage	20,876	6,902,441
SBA Communications Corp. Class A	10,107	3,402,117
Stag Industrial, Inc.	18,584	618,847
Store Capital Corp.	85,832	2,368,105
Ventas, Inc.	29,460	1,671,560
Weyerhaeuser Co.	139,051	5,495,296
		42,655,340
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	71,177	5,896,303
TOTAL REAL ESTATE		48,551,643
UTILITIES - 2.2%
Electric Utilities - 0.9%
Duke Energy Corp.	1,935	217,726
Hawaiian Electric Industries, Inc.	77,774	3,357,504
NextEra Energy, Inc.	148,115	11,210,824
Xcel Energy, Inc.	7,107	535,441
		15,321,495
Gas Utilities - 0.0%
Brookfield Infrastructure Corp. A Shares	9,804	691,672
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	32,767	722,185
Multi-Utilities - 1.1%
Public Service Enterprise Group, Inc.	128,092	8,779,426
WEC Energy Group, Inc.	78,199	8,216,369
		16,995,795
Water Utilities - 0.2%
American Water Works Co., Inc.	16,034	2,425,143
TOTAL UTILITIES		36,156,290
TOTAL COMMON STOCKS (Cost $1,145,577,156)		1,513,968,041

Money Market Funds - 7.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c)	103,409,476	103,430,158
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	10,905,709	10,906,800
TOTAL MONEY MARKET FUNDS (Cost $114,336,923)		114,336,958

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,259,914,079)	1,628,304,999
NET OTHER ASSETS (LIABILITIES) - (0.3)% (e)	(4,850,142)
NET ASSETS - 100.0%	1,623,454,857

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	488	Jun 2022	100,802,500	989,926	989,926

The notional amount of futures purchased as a percentage of Net Assets is 6.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $5,398,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	28,720,015	299,173,941	224,463,798	92,048	-	-	103,430,158	0.2%
Fidelity Securities Lending Cash Central Fund 0.82%	13,969,571	163,743,984	166,806,755	7,863	-	-	10,906,800	0.0%
Total	42,689,586	462,917,925	391,270,553	99,911	-	-	114,336,958

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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